36.COMITTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of detailed information about contractual obligations and commitments

Cemig and its subsidiaries have contractual obligations and commitments as follows:

	2020	2021	2022	2023	2024	After 2025	Total
Purchase of energy from Itaipu	1,701	1,538	1,538	1,568	1,551	32,724	40,620
Purchase of energy – auctions	4,408	4,081	4,035	4,281	4,724	55,730	77,259
Purchase of energy – ‘bilateral contracts’	334	334	334	334	223	148	1,707
Quotas of Angra 1 and Angra 2	296	289	291	299	302	6,352	7,829
Transport of energy from Itaipu	240	251	264	251	238	1,441	2,685
Other energy purchase contracts	3,619	3,347	3,808	3,679	3,913	35,082	53,448
Physical quota guarantees	845	757	718	681	653	13,601	17,255
Total	11,443	10,597	10,988	11,093	11,604	145,078	200,803